Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Current Assets
Cash and cash equivalents	$ 1,796,105	$ 5,074,702
Accounts receivable, net	4,289,397	3,518,914
Inventories, net	5,028,764	6,349,333
Advances to suppliers, net	1,029,273	1,668,549
Tax receivables	809,088	665,958
Prepaid expenses and other receivables	1,958,009	527,009
Total Current Assets	15,125,814	18,374,551
Property, plant and equipment, net	33,138,328	29,678,398
Land use rights, net	1,345,241	1,303,480
Intangible assets, net	4,184,260	3,580,880
Restricted cash	320,383	310,437
TOTAL ASSETS	54,114,026	53,247,746
Current Liabilities
Accounts payable	6,890,202	8,074,860
Accrued expenses and other current liabilities	4,226,527	1,975,607
Contract liabilities	790,915	1,293,860
Short-term borrowings	25,370,310	23,248,346
Total Current Liabilities	40,868,415	39,735,454
Long-term borrowings	4,639,026	2,387,976
Long-term payables	93,453	162,981
TOTAL LIABILITIES	45,600,894	42,286,411
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY*
Preference share, $0.025 per value, 80,000 shares authorized, 0 shares issued and outstanding as of March 31, 2026 and September 30, 2025
Additional paid-in capital	36,124,066	36,124,066
Statutory reserves	1,497,772	1,497,772
Accumulated deficit	(33,297,191)	(28,543,211)
Accumulated other comprehensive loss	(1,951,711)	(2,228,612)
Total Equity Attributable to Ostin Technology Group Co., Ltd.	2,522,735	6,999,814
Equity attributable to non-controlling interests	5,990,397	3,961,521
Total Shareholders’ Equity	8,513,132	10,961,335
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	54,114,026	53,247,746
Related Party
Current Assets
Due from related parties	215,178	570,086
Current Liabilities
Due to related parties	3,590,461	5,142,781
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY*
Ordinary shares, value	149,099	149,099
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY*
Ordinary shares, value	$ 700	$ 700